Vessel Operating Expenses	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Vessel Operating Expenses
13.	Vessel Operating Expenses
The amount in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2021	2022	2023
Vessels’ Operating Expenses
Crew wages and related costs	4,321,751	8,592,098	13,452,713
Insurance	323,719	780,973	1,168,486
Repairs and maintenance	845,200	2,474,586	3,884,234
Spares and consumable stores	1,181,483	2,901,979	4,821,081
Miscellaneous expenses	760,874	1,643,500	2,315,920

Total	7,433,027	16,393,136	25,642,434